Investor A C Institutional And Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BLACKROCK EQUITY DIVIDEND FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Equity Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Equity Dividend Fund (the “Fund”) is to seek long-term total return and current income.